May 5, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

RE:	Dreyfus/Laurel Funds Trust
- Dreyfus Premier Core Value Fund
- Dreyfus Premier Limited Term High Yield Fund
- Dreyfus Premier Managed Income Fund

     Registration Statement File No. 811-5240; CIK No. 053808

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectuses and the Statements of Additional Information for the above-referenced Fund do not differ from those contained in the most recent amendment to the Fund’s Registration Statement, electronically filed with the Securities and Exchange Commission on April 29, 2004, pursuant to Rule 485(b).

Please address any comments or questions to the attention of the undersigned at (212) 922-8297.

Very truly yours,

/s/ Donna Geoghan

Donna Geoghan